Interests in Subsidiaries	12 Months Ended
Jun. 30, 2023
Interests in Subsidiaries

Note 23. Interests in Subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries with non-controlling interests in accordance with the accounting policy described in note 1:

			Parent		Non-Controlling Interest
	Principal Place of Business /		Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest
	Country of	Class of	30 June 2023	30 June 2022	30 June 2023	30 June 2022
Name	Incorporation	Shares	%	%	%	%

AKCM (Aust) Pty Ltd*	Australia	Ordinary	85.00%	85.00%	15.00%	15.00%
AK Operations LLC	USA	Ordinary	100.00%	100.00%	-	-
AK Custom Mining LLC	USA	Ordinary	100.00%	100.00%	-	-
Alaska Range Resources LLC	USA	Ordinary	100.00%	-	-	-

*	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023

Note 23. Interests in Subsidiaries Continued

Summarized financial information

Summarized financial information of subsidiaries with non-controlling interests that are material to the consolidated entity are set out below:

	AKCM (Aust) Pty Ltd		Snow Lake Resources Ltd		Alaska Range Resources LLC
	30 June 2023	30 June 2022	30 June 2023	30 June 2022	30 June 2023
	A$	A$	A$	A$	A$

Summarized statement of financial position
Current assets	1,827,323	15,182,579	-	-	555,600
Non-current assets	83,964,996	59,691,189	-	-	-

Total assets	85,792,319	74,873,768	-	-	555,600

Current liabilities	141,459	3,743,091	-	-	1,652,893

Total liabilities	141,459	3,743,091	-	-	1,652,893

Net assets/(liabilities)	85,650,860	71,130,677	-	-	(1,097,293)

Summarized statement of profit or loss and other comprehensive income
Revenue	20,697	-	-	-	70
Expenses	(495,779)	(450,134)	-	(817,608)	(561,538)

Loss before income tax expense	(475,082)	(450,134)	-	(817,608)	(561,468)
Income tax expense	-	-	-	-	-

Loss after income tax expense	(475,082)	(450,134)	-	(817,608)	(561,468)

Other comprehensive income/(loss)	-	-	-	-	-

Total comprehensive income/(loss)	(475,082)	(450,134)	-	(817,608)	(561,468)

Statement of cash flows
Net cash used in operating activities	(238,904)	(9,139,831)	-	(274,751)	(394,604)
Net cash from/(used in) investing activities	(13,239,174)	19,980,149	-	(11,149)	(10,331,271)
Net cash from financing activities	-	-	-	-	11,349,211

Net increase/(decrease) in cash and cash equivalents	(13,478,078)	10,840,318	-	(285,900)	623,336

Other financial information
Loss attributable to non-controlling interests	(87,149)	(67,520)	-	(214,213)	-
Accumulated non-controlling interests at the end of reporting period	(324,861)	(237,712)	-	(868,653)	-

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023